Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Subclassifications of Other Assets
Other current assets for the Group were as follows:

	As of December 31,
	2023	2022
		(Restated)
Value added tax receivables	124,906	66,354
Prepaid expenses and accrued income	36,864	32,452
Advances to suppliers	16,452	3,337
Other current receivables	17,570	10,840
Insurance recovery assets	8,350	—
Total	$204,142	$112,983